Schedule of Reconciliation Between Statutory Income Tax and Effective Tax (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income before income taxes	$ (2,936,434)	$ (370,961)
Tax rate	25.00%	25.00%
Provision for income taxes at statutory tax rate	$ (734,108)	$ (92,740)
Effect of tax exempt entity	212,528	164,743
Effect of non-tax deductible expenses	409	23
Effect of tax loss not recognized	355,721	158,607
Effect of investment income not recognized	(291,747)	(232,990)
Effect of impairment not recognized	457,197	(1,631)
Income tax expense		(3,988)
Deferred tax assets	5,004,640	3,490,495
Valuation allowance	(5,004,640)	(3,490,495)
Deferred tax assets, net
Deferred tax liability		(23,074)
Total deferred tax liabilities		$ (23,074)